Supplement to Prospectus Dated May 1, 1997
                           AetnaVest and AetnaVest II
                    Aetna Life Insurance and Annuity Company
                             Variable Life Account B





     The prospectus dated May 1, 1997 and supplemented on July 14, 1997 (with respect to AetnaVest only) is amended with respect to AetnaVest and AetnaVest II as follows:

Cover:
     The following Funds will be replaced with the designated Substitute Funds after the close of business of the New York Stock Exchange on November 26, 1997:


Replaced Fund                                     Substitute Fund
Scudder Variable Life Investment Fund--           Portfolio Partners Scudder International
 International Portfolio Class A Shares            Growth Portfolio
American Century VP Capital Appreciation          Portfolio Partners MFS Research Growth Portfolio
 (Formerly TCI Growth)
Alger American Small Capitalization Portfolio     Portfolio Partners MFS Emerging Equities Portfolio
Janus Aspen Short-Term Bond Portfolio             Aetna Variable Encore Fund (money market)



                The Date of this Supplement is August 21, 1997

Form No. X76004-97

Prospectus - Page 7
     In the Section Premium Allocation, the Substitute Funds will take the place of the Replaced Funds after the close of business of the New York Stock Exchange on November 26, 1997. Any amounts allocated to the Replaced Funds will automatically be allocated to the Substitute Funds after that date. The following will be added:

     Portfolio Partners Scudder International Growth Portfolio seeks long-term growth of capital primarily through a diversified portfolio of marketable foreign equity securities.

     Portfolio Partners MFS Emerging Equities Portfolio seeks long-term growth of capital by investing primarily in common stocks issued by companies that its subadviser believes are early in their life cycle but which have the potential to became major enterprises (emerging growth companies).

     Portfolio Partners MFS Research Growth Portfolio seeks long-term growth of capital and future income by investing primarily in common stocks or securities convertible into common stocks issued by companies that the subadviser believes to possess better-than-average prospects for long-term growth, and, to a lesser extent, in income-producing securities including bonds and preferred stock.

     Aetna Life Insurance and Annuity Company serves as the investment adviser to each Portfolio. Scudder, Stevens & Clark, Inc. serves as the subadviser to the Scudder International Growth Portfolio, and Massachusetts Financial Services Company serves as the subadviser to the MFS Emerging Equities and MFS Research Growth Portfolios.

Prospectus - Page 11

     The Section in the prospectus entitled Automated Transfers (Dollar Cost Averaging) is amended by adding the following:

     Amounts being transferred into a Replaced Fund will automatically be transferred into the Substitute Fund after the close of business of the New York Stock Exchange on November 26, 1997, unless you have been dollar cost averaging from the Aetna Variable Encore Fund into the Janus Aspen Short-Term Bond Portfolio. In that event, your Dollar Cost Averaging will automatically terminate after November 26, 1997. To continue with Dollar Cost Averaging after that date, you must select Funds from the then-current list of available Funds.


Prospectus - Page 13

     The table under Charges Assessed Against the Underlying Funds is amended by deleting the Replaced Funds and adding the following Substitute Funds:


                                                                     Investment
                                                                    Advisory Fees      Other Expenses
                                                                    (after expense     (after expense     Total Annual
                                                                    reimbursement)     reimbursement)     Fund Expenses
Portfolio Partners Scudder International Growth Portfolio  ......       .80%               .20%                1.00%(1)
Portfolio Partners MFS Emerging Equities Portfolio   ............       .70%(2)            .13%                 .83%(1)
Portfolio Partners MFS Research Growth Portfolio  ...............       .70%(2)            .15%                 .85%(1)

(1) The Company has agreed to reimburse the Fund for expenses and/or waive its fees so that the aggregate expenses will not exceed this amount through April 30, 1999. Without such reimbursements or waivers, Total Annual Fund Expenses are estimated to be as follows: 1.00% for the Scudder International Growth Portfolio; .87% for the MFS Emerging Equities Portfolio; and .92% for the MFS Research Growth Portfolio.

(2) The advisory fee is .70% of the first $500 million in assets and .65% on the excess.

Prospectus - Page 24--Directors and Officers of the Company

     The list of directors and officers under Directors and Officers of the Company is amended by deleting Laura R. Estes, Gail P. Johnson and Creed R. Terry from the list.

Prospectus - Appendix A--Illustrations of Death Benefit, Total Account Values and Cash Surrender Values for AetnaVest Policies

     The tables have been revised as follows to reflect the applicable fund expenses of the Substitute Funds instead of the Replaced Funds.


                                   APPENDIX A

                               AETNAVEST POLICIES

Illustrations of Death Benefit, Total Account Values and Cash Surrender Values for AetnaVest Policies
The following tables illustrate how the Total Account Values, Cash Surrender Values, and Death Benefits of a Policy change with the investment experience of the Funds. The tables show how the Total Account Values, Cash Surrender Values, and Death Benefits of a Policy issued to an insured of a given age and a given premium would vary over time if the investment return on the assets held in each Fund were a uniform, gross, annual rate of 0%, 6%, and 12%, respectively.

Tables I through IV illustrate Policies issued to males, ages 25 and 40, in the nonsmoker rate class. The Total Account Values, Cash Surrender Values, and Death Benefits would be different from those shown if the gross annual investment rates of return averaged 0%, 6%, and 12%, respectively, over a period of years, but fluctuated above and below those averages for individual Policy Years.

The second column of each table shows the accumulated values of the premiums paid at the stated interest rate of 5%. The third through fifth columns illustrated the Death Benefit of a Policy over the designated period. The sixth through eighth columns illustrate the Total Account Values, while the ninth through eleventh columns illustrate the Cash Surrender Values of each Policy over the designated period. Tables II and IV assume that the maximum Cost of Insurance Rates allowable under the Policy are charged in all Policy Years. These tables also assume that the maximum allowable mortality and expense risk charge of 0.90% on an annual basis is assessed in each Policy Year. Tables I and III assume that the current scale of Cost of Insurance Rates applies during all Policy Years. These tables also assume that the current level of mortality and expense risk charges, which ranges from 0.55% to 0.70% on an annual basis, is assessed. A weighted average has been used for the illustrations assuming that the Policyowner has invested in the Funds as follows: 56% in Aetna Variable Fund; 6% in Aetna Income Shares; 4% in Aetna Variable Encore Fund; 7% in Aetna Investment Advisers Fund; 0% in Aetna Ascent Variable Portfolio; 0% in Aetna Crossroads Variable Portfolio; 0% in Aetna Legacy Variable Portfolios; 5% in Portfolio Partners MFS Emerging Equities Portfolio; 4% in Portfolio Partners MFS Research Growth Portfolio; 1% in Fidelity's Variable Insurance Products Fund II--Contrafund Portfolio; 1% in Fidelity's Variable Insurance Products Fund--Equity-Income Portfolio; 3% in Janus Aspen Growth Fund; 3% in Janus Aspen Aggressive Growth Fund; 4% in Janus Aspen Worldwide Growth Fund; 1% in Janus Aspen Balanced Fund; and 5% in Portfolio Partners Scudder International Growth Portfolio.

The amounts shown for the Death Benefits, Cash Surrender Values, and Total Account Values reflect the fact that the net investment return is lower than the gross return on the assets held in each Fund as a result of expenses paid by the Fund and other charges levied by the Separate Account.

The hypothetical values shown in the tables do not reflect any Separate Account charges for federal income taxes, since we are not currently making such charges. However, such charges may be made in the future, and in that event, the gross annual investment rate of return would have to exceed 0%, 6%, or 12% by an amount sufficient to cover the tax charges in order to produce the Death Benefits, Total Account Values, and Cash Surrender Values illustrated.

The tables illustrate the Policy values that would result based upon the hypothetical investment rates of return if premiums were paid as indicated, if all net premiums are allocated to Variable Life Account B and if no Policy loans have been made. The tables are also based on the assumptions that the Policy Owner has not requested an increase or decrease in the Specified Amount of the Policy, that no partial surrenders have been made, and that no transfer charges have been incurred.

Upon request, we will provide an illustration based upon the proposed insured's age, sex, and underwriting classification, the specified amount or premium requested, the proposed frequency of premium payments and any available riders requested. A fee of $25 is charged for each such illustration.

The hypothetical gross annual investment return assumed in such an illustration will not exceed 12%.

                                AetnaVest Policy

                                    TABLE I

                  FLEXIBLE PREMIUM VARIABLE INSURANCE POLICY(1)
                                MALE ISSUE AGE 25
                          $408.00 ANNUAL BASIC PREMIUM
                                 NONSMOKER RISK
                              FACE AMOUNT $100,000
                             DEATH BENEFIT OPTION 1



                Premiums            Death Benefit                                      Cash Surrender Value
              Accumulated     Gross Annual Investment       Total Account Value         Annual Investment
                   at                Return of            Annual Investment Return of          Return of
Policy        5% Interest    Gross     Gross     Gross    Gross   Gross    Gross   Gross   Gross     Gross
Year            Per Year      0.0%      6.0%     12.0%     0.0%    6.0%    12.0%    0.0%    6.0%     12.0%
 1                  428     100,000   100,000   100,000       182     199      216       0       0        0
 2                  878     100,000   100,000   100,000       366     412      460      18      64      112
 3                1,351     100,000   100,000   100,000       549     636      732     201     288      384
 4                1,846     100,000   100,000   100,000       731     873    1,034     383     525      686
 5                2,367     100,000   100,000   100,000       911   1,120    1,368     563     772    1,020

 6                2,914     100,000   100,000   100,000     1,100   1,391    1,750     816   1,107    1,466
 7                3,488     100,000   100,000   100,000     1,283   1,671    2,170   1,068   1,456    1,955
 8                4,091     100,000   100,000   100,000     1,460   1,961    2,630   1,315   1,816    2,485
 9                4,724     100,000   100,000   100,000     1,631   2,259    3,135   1,556   2,184    3,060
10                5,388     100,000   100,000   100,000     1,793   2,565    3,686   1,787   2,559    3,680

15                9,244     100,000   100,000   100,000     2,454   4,192    7,318   2,454   4,192    7,318
20               14,165     100,000   100,000   100,000     2,775   5,902   12,980   2,775   5,902   12,980
25               20,446     100,000   100,000   100,000     2,556   7,479   21,806   2,556   7,479   21,806
30               28,462     100,000   100,000   100,000     1,512   8,574   35,774   1,512   8,574   35,774

40 (Age 65)      51,751           0   100,000   116,534         0   5,088   95,520       0   5,088   95,520

   (1) Assumes no Policy loan has been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative charges, and premium load assumed.

     If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated.

     These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rates of return. The Total Account Value and Cash Value for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                AetnaVest Policy

                                    TABLE II

                  FLEXIBLE PREMIUM VARIABLE INSURANCE POLICY(1)
                                MALE ISSUE AGE 25
                             $408.00 ANNUAL PREMIUM
                                 NONSMOKER RISK
                              FACE AMOUNT $100,000
                             DEATH BENEFIT OPTION 1



                Premiums            Death Benefit                                   Cash Surrender Value
              Accumulated     Gross Annual Investment       Total Account Value      Annual Investment
                   at                   Return of       Annual Investment Return of       Return of
Policy        5% Interest    Gross     Gross     Gross    Gross   Gross    Gross   Gross   Gross     Gross
Year            Per Year      0.0%      6.0%     12.0%     0.0%    6.0%    12.0%    0.0%    6.0%     12.0%
 1                  428     100,000   100,000   100,000       182     199      216       0       0        0
 2                  878     100,000   100,000   100,000       364     410      458      16      62      110
 3                1,351     100,000   100,000   100,000       546     633      728     198     285      380
 4                1,846     100,000   100,000   100,000       726     867    1,027     378     519      679
 5                2,367     100,000   100,000   100,000       903   1,111    1,358     555     763    1,010

 6                2,914     100,000   100,000   100,000     1,090   1,378    1,735     806   1,094    1,451
 7                3,488     100,000   100,000   100,000     1,270   1,654    2,148   1,055   1,439    1,933
 8                4,091     100,000   100,000   100,000     1,444   1,939    2,601   1,299   1,794    2,456
 9                4,724     100,000   100,000   100,000     1,610   2,231    3,096   1,535   2,156    3,021
10                5,388     100,000   100,000   100,000     1,768   2,530    3,635   1,762   2,524    3,629

15                9,244     100,000   100,000   100,000     2,384   4,082    7,137   2,384   4,082    7,137
20               14,165     100,000   100,000   100,000     2,649   5,669   12,513   2,649   5,669   12,513
25               20,446     100,000   100,000   100,000     2,316   7,003   20,703   2,316   7,003   20,703
30               28,462     100,000   100,000   100,000     1,107   7,704   33,400   1,107   7,704   33,400

40 (Age 65)      51,751           0   100,000   104,991         0   2,379   86,058       0   2,379   86,058

   (1) Assumes no Policy loan has been made. Guaranteed cost of insurance rates assumed. Maximum mortality and expense risk charges, administrative charges, and premium load assumed.

     If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated.

     These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rates of return. The Total Account Value and Cash Value for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                AetnaVest Policy

                                   TABLE III

                  FLEXIBLE PREMIUM VARIABLE INSURANCE POLICY(1)
                                MALE ISSUE AGE 40
                          $744.00 ANNUAL BASIC PREMIUM
                                 NONSMOKER RISK
                              FACE AMOUNT $100,000
                             DEATH BENEFIT OPTION 1



                Premiums            Death Benefit                                   Cash Surrender Value
              Accumulated     Gross Annual Investment       Total Account Value      Annual Investment
                   at                Return of          Annual Investment Return of        Return of
Policy        5% Interest    Gross     Gross     Gross    Gross   Gross    Gross   Gross   Gross     Gross
Year            Per Year      0.0%      6.0%     12.0%     0.0%    6.0%    12.0%    0.0%    6.0%     12.0%
 1                  781     100,000   100,000   100,000       455     490      526       0       0        0
 2                1,601     100,000   100,000   100,000       889     987    1,091     216     314      418
 3                2,463     100,000   100,000   100,000     1,300   1,491    1,699     627     818    1,026
 4                3,367     100,000   100,000   100,000     1,689   2,000    2,354   1,016   1,327    1,681
 5                4,317     100,000   100,000   100,000     2,054   2,515    3,060   1,381   1,842    2,387

 6                5,314     100,000   100,000   100,000     2,397   3,035    3,823   1,848   2,486    3,274
 7                6,361     100,000   100,000   100,000     2,710   3,555    4,642   2,295   3,140    4,227
 8                7,460     100,000   100,000   100,000     2,991   4,071    5,520   2,711   3,791    5,240
 9                8,614     100,000   100,000   100,000     3,242   4,583    6,465   3,096   4,437    6,319
10                9,826     100,000   100,000   100,000     3,459   5,089    7,481   3,448   5,078    7,470

15               16,857     100,000   100,000   100,000     3,958   7,427   13,869   3,958   7,427   13,869
20               25,831     100,000   100,000   100,000     2,789   8,613   22,809   2,789   8,613   22,809
25               37,284        0      100,000   100,000         0   7,622   35,887       0   7,622   35,887
30               51,902        0      100,000   100,000         0   2,557   56,437       0   2,557   56,437

25 (Age 65)      37,284        0      100,000   100,000         0   7,622   35,887       0   7,622   35,887

   (1) Assumes no Policy loan has been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative charges, and premium load assumed.

     If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated.

     These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rates of return. The Total Account Value and Cash Value for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                AetnaVest Policy

                                    TABLE IV

               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY(1)
                                MALE ISSUE AGE 40
                             $744.00 ANNUAL PREMIUM
                                 NONSMOKER RISK
                              FACE AMOUNT $100,000
                             DEATH BENEFIT OPTION 1



                Premiums            Death Benefit                                   Cash Surrender Value
              Accumulated     Gross Annual Investment       Total Account Value      Annual Investment
                   at               Return of           Annual Investment Return of       Return of
Policy        5% Interest    Gross     Gross     Gross    Gross   Gross    Gross   Gross   Gross    Gross
Year            Per Year      0.0%      6.0%     12.0%     0.0%    6.0%    12.0%    0.0%    6.0%    12.0%
 1                  781     100,000   100,000   100,000       452     487      522       0       0       0
 2                1,601     100,000   100,000   100,000       879     977    1,080     206     304     407
 3                2,463     100,000   100,000   100,000     1,282   1,471    1,678     609     798   1,005
 4                3,367     100,000   100,000   100,000     1,658   1,966    2,316     985   1,293   1,643
 5                4,317     100,000   100,000   100,000     2,008   2,463    3,001   1,335   1,790   2,328

 6                5,314     100,000   100,000   100,000     2,329   2,957    3,732   1,780   2,408   3,183
 7                6,361     100,000   100,000   100,000     2,619   3,447    4,513   2,204   3,032   4,098
 8                7,460     100,000   100,000   100,000     2,877   3,930    5,347   2,597   3,650   5,067
 9                8,614     100,000   100,000   100,000     3,102   4,406    6,240   2,956   4,260   6,094
10                9,826     100,000   100,000   100,000     3,290   4,870    7,193   3,279   4,859   7,182

15               16,857     100,000   100,000   100,000     3,602   6,899   13,059   3,602   6,899  13,059
20               25,831     100,000   100,000   100,000     2,192   7,593   20,937   2,192   7,593  20,937
25               37,284           0   100,000   100,000         0   5,495   31,648       0   5,495  31,648
30               51,902           0         0   100,000         0       0   46,130       0       0  46,130

25 (Age 65)      37,284           0   100,000   100,000         0   5,495   31,648       0   5,495  31,648

   (1) Assumes no Policy loan has been made. Guaranteed cost of insurance rates assumed. Maximum mortality and expense risk charges, administrative charges, and premium load assumed.

     If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated.

     These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rates of return. The Total Account Value and Cash Value for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

Prospectus - Appendix B--Illustrations of Death Benefit, Total Account Values and Cash Surrender Values for AetnaVest II Policies

     The tables have been revised as follows to reflect the applicable fund expenses of the Substitute Funds instead of the Replaced Funds.


                                  APPENDIX B

                             AETNAVEST II POLICIES

Illustrations of Death Benefit, Total Account Values and Cash Surrender Values for AetnaVest II Policies
The following tables illustrate how the Total Account Values, Cash Surrender Values, and Death Benefits of a Policy change with the investment experience of the Funds. The tables show how the Total Account Values, Cash Surrender Values, and Death Benefits of a Policy issued to an insured of a given age and a given premium would vary over time if the investment return on the assets held in each Fund were a uniform, gross, annual rate of 0%, 6%, and 12%, respectively.

Tables V through VIII illustrate Policies issued to males, ages 35 and 55, in the nonsmoker rate class. Tables IX through XII illustrate Policies issued on a unisex basis, ages 35 and 55, in the nonsmoker rate class. These tables are provided for use in those states where unisex rates are required. The Total Account Values, Cash Surrender Values, and Death Benefits would be different from those shown if the gross annual investment rates of return averaged 0%, 6%, and 12%, respectively, over a period of years, but fluctuated above and below those averages for individual Policy Years.

The second column of each table shows the accumulated values of the premiums paid at the stated interest rate of 5%. The third through fifth columns illustrated the Death Benefit of a Policy over the designated period. The sixth through eighth columns illustrate the Total Account Values, while the ninth through eleventh columns illustrate the Cash Surrender Values of each Policy over the designated period. Tables VI, VIII, X and XII assume that the maximum Cost of Insurance Rates allowable under the Policy are charged in all Policy Years. These tables also assume that the maximum allowable mortality and expense risk charge of .90% on an annual basis, the maximum allowable administrative charge of .50% and the maximum allowable premium load of 6% are assessed in each Policy Year. Tables V, VII, IX and XI assume that the current scale of Cost of Insurance Rates applies during all Policy Years. These tables also assume that the current mortality and expense risk charge of .70% on an annual basis, and the current premium load of 3.5% are assessed. A weighted average has been used for the illustrations assuming that the Policyowner has invested in the Funds as follows: 56% in Aetna Variable Fund; 6% in Aetna Income Shares, 4% in Aetna Variable Encore Fund; 7% in Aetna Investment Advisers Fund; 0% in Aetna Ascent Variable Portfolio; 0% in Aetna Crossroads Variable Portfolio; 0% in Aetna Legacy Variable Portfolio; 5% in Portfolio Partners MFS Emerging Equities Portfolio; 4% in Portfolio Partners MFS Research Growth Portfolio; 1% in Fidelity's Variable Insurance Products Fund II--Contrafund Portfolio; 1% in Fidelity's Variable Insurance Products Fund-Equity Income Portfolio; 3% in Janus Aspen Growth Fund; 3% in Janus Aspen Aggressive Growth Fund; 4% in Janus Aspen Worldwide Growth Fund; 1% in Janus Aspen Balanced Fund; and 5% in Portfolio Partners Scudder International Growth Portfolio.

The amounts shown for the Death Benefits, Cash Surrender Values, and total Account Values reflect the fact that the net investment return is lower than the gross return on the assets held in each Fund as a result of expenses paid by each Fund and other charges levied by the Separate Account.

The hypothetical values shown in the tables do not reflect any Separate Account charges for federal income taxes, since we are not currently making such charges. However, such charges may be made in the future, and in that event, the gross annual investment rate of return would have to exceed 0%, 6%, or 12% by an amount sufficient to cover the tax charges in order to produce the Death Benefits, Total Account Values, and Cash Surrender Values illustrated.

The tables illustrate the Policy values that would result based upon the hypothetical investment rates of return if premiums were paid as indicated, if all net premiums are allocated to Variable Life Account B and if no Policy loans have been made. The tables are also based on the assumptions that the Policy Owner has not requested an increase or decrease in the Specified Amount of the Policy, that no partial surrenders have been made, and that no transfer charges have been incurred.

Upon request, we will provide an illustration based upon the proposed insured's age, sex (if necessary), and underwriting classification, the specified amount or premium requested, the proposed frequency of premium payments and any available riders requested. A fee of $25 is charged for each such illustration.


The hypothetical gross annual investment return assumed in such an illustration will not exceed 12%.

                               AetnaVest II Policy

                                    TABLE V

               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY(1)
                                MALE ISSUE AGE 35
                         $1,410.00 ANNUAL BASIC PREMIUM
                                 NONSMOKER RISK
                              FACE AMOUNT $250,000
                             DEATH BENEFIT OPTION 1



                Premiums            Death Benefit
              Accumulated     Gross Annual Investment       Total Account Value           Cash Surrender Value
                   at               Return of           Annual Investment Return of     Annual Investment Return of
Policy        5% Interest    Gross     Gross     Gross    Gross    Gross       Gross    Gross    Gross
Year            Per Year      0.0%      6.0%     12.0%     0.0%    6.0%        12.0%     0.0%    6.0%     12.0%
 1                1,480     250,000   250,000   250,000       685      746        806         0        0       0
 2                3,035     250,000   250,000   250,000     1,519    1,689      1,867       169      339     517
 3                4,667     250,000   250,000   250,000     2,315    2,648      3,011       965    1,298   1,661
 4                6,381     250,000   250,000   250,000     3,069    3,621      4,246     1,719    2,271   2,896
 5                8,181     250,000   250,000   250,000     3,779    4,603      5,575     2,429    3,253   4,225

 6               10,070     250,000   250,000   250,000     4,443    5,594      7,007     3,217    4,368   5,781
 7               12,054     250,000   250,000   250,000     5,063    6,595      8,556     3,972    5,504   7,465
 8               14,137     250,000   250,000   250,000     5,634    7,600     10,227     4,678    6,644   9,271
 9               16,325     250,000   250,000   250,000     6,156    8,611     12,033     5,335    7,790  11,212
10               18,622     250,000   250,000   250,000     6,625    9,622     13,985     5,939    8,936  13,299

15               31,947     250,000   250,000   250,000     7,997   14,472     26,336     7,986   14,461  26,325
20               48,954     250,000   250,000   250,000     7,254   18,327     44,530     7,254   18,327  44,530
25               70,660     250,000   250,000   250,000     3,764   20,199     72,231     3,764   20,199  72,231
30               98,363           0   250,000   250,000         0   18,428    116,121         0   18,428 116,121

30 (Age 65)      98,363           0   250,000   250,000         0   18,428    116,121         0   18,428 116,121

   (1) Assumes no Policy loan has been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative charges, and premium load assumed.

     If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated.

     These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rates of return. The Total Account Value and Cash Value for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                               AetnaVest II Policy

                                    TABLE VI

               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY(1)
                                MALE ISSUE AGE 35
                         $1,410.00 ANNUAL BASIC PREMIUM
                                 NONSMOKER RISK
                              FACE AMOUNT $250,000
                             DEATH BENEFIT OPTION 1



                Premiums
              Accumulated        Death Benefit                   Total Account Value            Cash Surrender Value
                   at    Gross Annual Investment Return of   Annual Investment Return of   Annual Investment Return of
Policy        5% Interest    Gross     Gross     Gross         Gross    Gross    Gross       Gross    Gross     Gross
Year            Per Year      0.0%      6.0%     12.0%          0.0%    6.0%     12.0%        0.0%    6.0%      12.0%
 1                1,480     250,000   250,000   250,000         646      705      763            0        0        0
 2                3,035     250,000   250,000   250,000       1,440    1,602    1,773           90      252      423
 3                4,667     250,000   250,000   250,000       2,191    2,510    2,857          841    1,160    1,507
 4                6,381     250,000   250,000   250,000       2,900    3,425    4,021        1,550    2,075    2,671
 5                8,181     250,000   250,000   250,000       3,561    4,344    5,267        2,211    2,994    3,917

 6               10,070     250,000   250,000   250,000       4,175    5,263    6,602        2,949    4,037    5,376
 7               12,054     250,000   250,000   250,000       4,734    6,177    8,027        3,643    5,086    6,936
 8               14,137     250,000   250,000   250,000       5,239    7,085    9,554        4,283    6,129    8,598
 9               16,325     250,000   250,000   250,000       5,685    7,980   11,185        4,864    7,159   10,364
10               18,622     250,000   250,000   250,000       6,073    8,862   12,931        5,387    8,176   12,245

15               31,947     250,000   250,000   250,000       6,938   12,805   23,614        6,927   12,794   23,603
20               48,954     250,000   250,000   250,000       5,373   15,068   38,342        5,373   15,068   38,342
25               70,660           0   250,000   250,000           0   13,157   58,068            0   13,157   58,068
30               98,363           0   250,000   250,000           0    2,548   84,391            0    2,548   84,391

30 (Age 65)      98,363           0   250,000   250,000           0    2,548   84,391            0    2,548   84,391

   (1) Assumes no Policy loan has been made. Guaranteed cost of insurance rates assumed. Maximum mortality and expense risk charges, administrative charges, and premium load assumed.

     If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated.

     These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rates of return. The Total Account Value and Cash Value for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                               AetnaVest II Policy

                                    TABLE VII

               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY(1)
                                MALE ISSUE AGE 55
                         $4,380.00 ANNUAL BASIC PREMIUM
                                 NONSMOKER RISK
                              FACE AMOUNT $250,000
                             DEATH BENEFIT OPTION 1



                Premiums
              Accumulated        Death Benefit                   Total Account Value            Cash Surrender Value
                   at    Gross Annual Investment Return of   Annual Investment Return of   Annual Investment Return of
Policy        5% Interest    Gross     Gross     Gross         Gross    Gross    Gross       Gross    Gross     Gross
Year            Per Year      0.0%      6.0%     12.0%          0.0%    6.0%     12.0%        0.0%    6.0%      12.0%
 1                 4,599    250,000   250,000   250,000          2,272    2,465   2,659          0        0       0
 2                 9,428    250,000   250,000   250,000          4,580    5,115   5,675      1,124    1,659   2,219
 3                14,498    250,000   250,000   250,000          6,743    7,773   8,898      3,287    4,317   5,442
 4                19,822    250,000   250,000   250,000          8,760   10,439  12,348      5,304    6,983   8,892
 5                25,412    250,000   250,000   250,000         10,624   13,103  16,044      7,168    9,647  12,588

 6                31,282    250,000   250,000   250,000         12,327   15,760  20,009      9,188   12,621  16,870
 7                37,445    250,000   250,000   250,000         13,861   18,400  24,267     11,067   15,606  21,473
 8                43,916    250,000   250,000   250,000         15,216   21,012  28,842     12,768   18,564  26,394
 9                50,711    250,000   250,000   250,000         16,374   23,579  33,761     14,272   21,477  31,659
10                57,846    250,000   250,000   250,000         17,295   26,058  39,026     15,538   24,301  37,269

15                99,240    250,000   250,000   250,000         17,228   35,871  71,406     17,199   35,842  71,377
20               152,070    250,000   250,000   250,000          6,858   38,579 120,314      6,858   38,579 120,314
25               219,497          0   250,000   250,000              0   23,639 202,110          0   23,639 202,110
30               305,552          0         0   370,391              0        0 352,754          0        0 352,754

10 (Age 65)       57,846    250,000   250,000   250,000         17,295   26,058  39,026     15,538   24,301  37,269

   (1) Assumes no Policy loan has been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative charges, and premium load assumed.

     If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated.

     These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rates of return. The Total Account Value and Cash Value for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                               AetnaVest II Policy

                                   TABLE VIII

               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY(1)
                                MALE ISSUE AGE 55
                            $4,380.00 ANNUAL PREMIUM
                                 NONSMOKER RISK
                              FACE AMOUNT $250,000
                             DEATH BENEFIT OPTION 1



                Premiums
              Accumulated        Death Benefit                   Total Account Value            Cash Surrender Value
                   at    Gross Annual Investment Return of   Annual Investment Return of   Annual Investment Return of
Policy        5% Interest    Gross     Gross     Gross         Gross    Gross    Gross       Gross    Gross     Gross
Year            Per Year      0.0%      6.0%     12.0%          0.0%    6.0%     12.0%        0.0%    6.0%      12.0%
 1                 4,599    250,000   250,000   250,000          1,893    2,070    2,249           0        0        0
 2                 9,428    250,000   250,000   250,000          3,744    4,222    4,724         288      766    1,268
 3                14,498    250,000   250,000   250,000          5,366    6,265    7,250       1,910    2,809    3,794
 4                19,822    250,000   250,000   250,000          6,748    8,181    9,820       3,292    4,725    6,364
 5                25,412    250,000   250,000   250,000          7,866    9,937   12,413       4,410    6,481    8,957

 6                31,282    250,000   250,000   250,000          8,695   11,500   15,008       5,556    8,361   11,869
 7                37,445    250,000   250,000   250,000          9,210   12,831   17,581       6,416   10,037   14,787
 8                43,916    250,000   250,000   250,000          9,371   13,879   20,091       6,923   11,431   17,643
 9                50,711    250,000   250,000   250,000          9,130   14,579   22,488       7,028   12,477   20,386
10                57,846    250,000   250,000   250,000          8,435   14,863   24,717       6,678   13,106   22,960

15                99,240          0   250,000   250,000              0    7,319   31,087           0    7,290   31,058
20               152,070          0         0   250,000              0        0   17,083           0        0   17,083
25               219,497          0         0         0              0        0        0           0        0        0
30               305,552          0         0         0              0        0        0           0        0        0

10 (Age 65)       57,846    250,000   250,000   250,000          8,435   14,863   24,717       6,678   13,106   22,960

   (1) Assumes no Policy loan has been made. Guaranteed cost of insurance rates assumed. Maximum mortality and expense risk charges, administrative charges, and premium load assumed.

     If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated.

     These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rates of return. The Total Account Value and Cash Value for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                               AetnaVest II Policy

                                    TABLE IX

               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY(1)
                               UNISEX ISSUE AGE 35
                            $1,350.00 ANNUAL PREMIUM
                                 NONSMOKER RISK
                              FACE AMOUNT $250,000
                             DEATH BENEFIT OPTION 1



                Premiums
              Accumulated        Death Benefit                   Total Account Value            Cash Surrender Value
                   at    Gross Annual Investment Return of   Annual Investment Return of   Annual Investment Return of
Policy        5% Interest    Gross     Gross     Gross         Gross    Gross    Gross       Gross    Gross     Gross
Year            Per Year      0.0%      6.0%     12.0%          0.0%    6.0%     12.0%        0.0%    6.0%      12.0%
 1                1,417     250,000   250,000   250,000          640      698     755            0        0        0
 2                2,906     250,000   250,000   250,000        1,428    1,589   1,758          138      299      468
 3                4,469     250,000   250,000   250,000        2,180    2,496   2,839          890    1,206    1,549
 4                6,110     250,000   250,000   250,000        2,890    3,411   4,002        1,600    2,121    2,712
 5                7,833     250,000   250,000   250,000        3,555    4,334   5,253        2,265    3,044    3,963

 6                9,642     250,000   250,000   250,000        4,175    5,262   6,597        3,003    4,090    5,425
 7               11,541     250,000   250,000   250,000        4,750    6,195   8,047        3,707    5,152    7,004
 8               13,536     250,000   250,000   250,000        5,276    7,130   9,607        4,362    6,216    8,693
 9               15,630     250,000   250,000   250,000        5,753    8,065  11,291        4,968    7,280   10,506
10               17,829     250,000   250,000   250,000        6,179    8,998  13,108        5,523    8,342   12,452

15               30,588     250,000   250,000   250,000        7,465   13,535  24,672        7,454   13,524   24,661
20               46,871     250,000   250,000   250,000        6,955   17,335  41,898        6,955   17,335   41,898
25               67,653     250,000   250,000   250,000        3,999   19,465  68,211        3,999   19,465   68,211
30               94,177           0   250,000   250,000            0   18,214 109,645            0   18,214  109,645

30 (Age 65)      94,177           0   250,000   250,000            0   18,214 109,645            0   18,214  109,645

   (1) Assumes no Policy loan has been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative charges, and premium load assumed.

     If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated.

     These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rates of return. The Total Account Value and Cash Value for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                               AetnaVest II Policy

                                    TABLE X

               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY(1)
                               UNISEX ISSUE AGE 35
                         $1,350.00 ANNUAL BASIC PREMIUM
                                 NONSMOKER RISK
                              FACE AMOUNT $250,000
                             DEATH BENEFIT OPTION 1



                Premiums
              Accumulated        Death Benefit                   Total Account Value            Cash Surrender Value
                   at    Gross Annual Investment Return of   Annual Investment Return of   Annual Investment Return of
Policy        5% Interest    Gross     Gross     Gross         Gross    Gross    Gross       Gross    Gross     Gross
Year            Per Year      0.0%      6.0%     12.0%          0.0%    6.0%     12.0%        0.0%    6.0%      12.0%
 1                1,417     250,000   250,000   250,000          603      659      714           0        0       0
 2                2,906     250,000   250,000   250,000        1,352    1,506    1,667          62      216     377
 3                4,469     250,000   250,000   250,000        2,062    2,363    2,692         772    1,073   1,402
 4                6,110     250,000   250,000   250,000        2,727    3,224    3,786       1,437    1,934   2,496
 5                7,833     250,000   250,000   250,000        3,346    4,085    4,957       2,056    2,795   3,667

 6                9,642     250,000   250,000   250,000        3,918    4,945    6,208       2,746    3,773   5,036
 7               11,541     250,000   250,000   250,000        4,436    5,797    7,542       3,393    4,754   6,499
 8               13,536     250,000   250,000   250,000        4,903    6,643    8,969       3,989    5,729   8,055
 9               15,630     250,000   250,000   250,000        5,312    7,472   10,490       4,527    6,687   9,705
10               17,829     250,000   250,000   250,000        5,665    8,288   12,117       5,009    7,632  11,461

15               30,588     250,000   250,000   250,000        6,404   11,896   22,033       6,393   11,885  22,022
20               46,871     250,000   250,000   250,000        4,853   13,879   35,627       4,853   13,879  35,627
25               67,653           0   250,000   250,000            0   11,984   53,756           0   11,984  53,756
30               94,177           0   250,000   250,000            0    2,208   77,834           0    2,208  77,834

30 (Age 65)      94,177           0   250,000   250,000            0    2,208   77,834           0    2,208  77,834

   (1) Assumes no Policy loan has been made. Guaranteed cost of insurance rates assumed. Maximum mortality and expense risk charges, administrative charges, and premium load assumed.

     If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated.

     These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rates of return. The Total Account Value and Cash Value for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                               AetnaVest II Policy

                                    TABLE XI

               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY(1)
                               UNISEX ISSUE AGE 55
                         $4,200.00 ANNUAL BASIC PREMIUM
                                 NONSMOKER RISK
                              FACE AMOUNT $250,000
                             DEATH BENEFIT OPTION 1



                Premiums
              Accumulated        Death Benefit                   Total Account Value            Cash Surrender Value
                   at    Gross Annual Investment Return of   Annual Investment Return of   Annual Investment Return of
Policy        5% Interest    Gross     Gross     Gross         Gross    Gross    Gross       Gross    Gross     Gross
Year            Per Year      0.0%      6.0%     12.0%          0.0%    6.0%     12.0%        0.0%    6.0%      12.0%
 1                 4,410    250,000   250,000   250,000         2,254    2,441   2,629          0        0       0
 2                 9,041    250,000   250,000   250,000         4,541    5,063   5,610      1,229    1,751   2,298
 3                13,903    250,000   250,000   250,000         6,699    7,708   8,808      3,387    4,396   5,496
 4                19,008    250,000   250,000   250,000         8,713   10,360  12,232      5,401    7,048   8,920
 5                24,368    250,000   250,000   250,000        10,575   13,013  15,901      7,263    9,701  12,589

 6                29,996    250,000   250,000   250,000        12,281   15,660  19,837      9,273   12,652  16,829
 7                35,906    250,000   250,000   250,000        13,825   18,297  24,068     11,148   15,620  21,391
 8                42,112    250,000   250,000   250,000        15,195   20,909  28,616     12,849   18,563  26,270
 9                48,627    250,000   250,000   250,000        16,381   23,488  33,513     14,366   21,473  31,498
10                55,469    250,000   250,000   250,000        17,346   25,995  38,769     15,662   24,311  37,085

15                95,161    250,000   250,000   250,000        17,846   36,322  71,356     17,818   36,294  71,328
20               145,821    250,000   250,000   250,000         8,550   40,134 120,630      8,550   40,134 120,630
25               210,477          0   250,000   250,000             0   28,474 203,171          0   28,474 203,171
30               292,995          0         0   371,547             0        0 353,854          0        0 353,854

10 (Age 65)       55,469    250,000   250,000   250,000        17,346   25,995  38,769     15,662   24,311  37,085

   (1) Assumes no Policy loan has been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative charges, and premium load assumed.

     If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated.

     These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rates of return. The Total Account Value and Cash Value for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                               AetnaVest II Policy

                                   TABLE XII

               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY(1)
                               UNISEX ISSUE AGE 55
                         $4,200.00 ANNUAL BASIC PREMIUM
                                 NONSMOKER RISK
                              FACE AMOUNT $250,000
                             DEATH BENEFIT OPTION 1



                Premiums
              Accumulated        Death Benefit                   Total Account Value            Cash Surrender Value
                   at    Gross Annual Investment Return of   Annual Investment Return of   Annual Investment Return of
Policy        5% Interest    Gross     Gross     Gross         Gross    Gross    Gross       Gross    Gross     Gross
Year            Per Year      0.0%      6.0%     12.0%          0.0%    6.0%     12.0%        0.0%    6.0%      12.0%
 1                 4,410    250,000   250,000   250,000       1,809    1,979    2,150            0        0        0
 2                 9,041    250,000   250,000   250,000       3,596    4,054    4,535          284      742    1,223
 3                13,903    250,000   250,000   250,000       5,171    6,033    6,978        1,859    2,721    3,666
 4                19,008    250,000   250,000   250,000       6,526    7,902    9,476        3,214    4,590    6,164
 5                24,368    250,000   250,000   250,000       7,650    9,643   12,023        4,338    6,331    8,711

 6                29,996    250,000   250,000   250,000       8,514   11,216   14,594        5,506    8,208   11,586
 7                35,906    250,000   250,000   250,000       9,094   12,591   17,170        6,417    9,914   14,493
 8                42,112    250,000   250,000   250,000       9,353   13,716   19,715        7,007   11,370   17,369
 9                48,627    250,000   250,000   250,000       9,240   14,529   22,180        7,225   12,514   20,165
10                55,469    250,000   250,000   250,000       8,710   14,966   24,515        7,026   13,282   22,831

15                95,161          0   250,000   250,000           0    9,211   32,464            0    9,183   32,436
20               145,821          0         0   250,000           0        0   24,237            0        0   24,237
25               210,477          0         0         0           0        0        0            0        0        0
30               292,995          0         0         0           0        0        0            0        0        0

10 (Age 65)       55,469    250,000   250,000   250,000       8,710   14,966   24,515        7,026   13,282   22,831

   (1) Assumes no Policy loan has been made. Guaranteed cost of insurance rates assumed. Maximum mortality and expense risk charges, administrative charges, and premium load assumed.

     If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated.

     These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rates of return. The Total Account Value and Cash Value for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

Financial Statements
     Following are the unaudited financial statements as of March 31, 1997 for Variable Life Account B and Aetna Life Insurance and Annuity Company.





                             VARIABLE LIFE ACCOUNT B
                              FINANCIAL STATEMENTS


                                     Index


 Statement of Assets and Liabilities as of March 31, 1997 (unaudited)    ...............   S-2
Statements of Operations and Changes in Net Assets for the three months
   ended March 31, 1997 and March 31, 1996 (unaudited)    ..............................   S-4
 Condensed Financial Information for the three months ended March 31, 1997 (unaudited)     S-5
 Notes to Financial Statements -- March 31, 1997 (unaudited)   .........................   S-8

Variable Life Account B

Statement of Assets and Liabilities--March 31, 1997 (Unaudited)



ASSETS:
Investments, at net asset value: (Note 1)
 Aetna Variable Fund; 2,960,415 shares (cost $89,278,680)   ........................ $ 97,909,299
 Aetna Income Shares; 1,045,713 shares (cost $13,363,458)   ........................   13,165,731
 Aetna Variable Encore Fund; 1,227,381 shares (cost $15,807,543)  ..................   15,746,491
 Aetna Investment Advisers Fund, Inc.; 1,091,726 shares (cost $15,188,940) .........   16,429,385
 Aetna Ascent Variable Portfolio; 68,622 shares (cost $854,021)   ..................      863,923
 Aetna Crossroads Variable Portfolio; 16,359 shares (cost $197,046)  ...............      196,092
 Aetna Legacy Variable Portfolio; 4,996 shares (cost $56,579)  .....................       56,152
 Alger American Small Capitalization Portfolio; 345,556 shares (cost $14,099,553)      12,460,754
 American Century VP Capital Appreciation Fund; 652,426 shares (cost $6,893,822) ...    5,558,671
 Fidelity Investments Variable Insurance Products Fund:
  Equity-Income Portfolio; 818,103 shares (cost $15,998,533)   .....................   15,683,029
  Growth Portfolio; 187,282 shares (cost $5,537,815)  ..............................    5,489,224
  Overseas Portfolio; 32,503 shares (cost $569,345)   ..............................      577,577
 Fidelity Investments Variable Insurance Products Fund II:
  Asset Manager Portfolio; 97,944 shares (cost $1,506,123)  ........................    1,461,329
  Contrafund Portfolio; 527,095 shares (cost $8,030,087) ...........................    8,328,106
 Janus Aspen Series:
  Aggressive Growth Portfolio; 595,943 shares (cost $10,670,058)  ..................    9,541,046
  Balanced Portfolio; 287,055 shares (cost $4,047,436)   ...........................    4,320,181
  Growth Portfolio; 530,993 shares (cost $7,746,679)  ..............................    8,278,181
  Short-Term Bond Portfolio; 390,958 shares (cost $3,872,649)  .....................    3,944,763
  Worldwide Growth Portfolio; 656,748 shares (cost $12,087,431)   ..................   13,561,854
 Scudder Variable Life Investment Fund--
  International Portfolio; 847,331 shares (cost $10,042,514)   .....................   11,193,242
                                                                                     -------------
NET ASSETS (cost $235,848,312)   ................................................... $244,765,030
                                                                                     =============
Net assets represented by:
Policyholders' account values: (Notes 1 and 5)
Aetna Variable Fund:
 Policyholders' account values   ................................................... $ 97,909,299
Aetna Income Shares:
 Policyholders' account values   ...................................................   13,165,731
Aetna Variable Encore Fund:
 Policyholders' account values   ...................................................   15,746,491
Aetna Investment Advisers Fund, Inc.:
 Policyholders' account values   ...................................................   16,429,385
Aetna Ascent Variable Portfolio:
 Policyholders' account values   ...................................................      863,923
Aetna Crossroads Variable Portfolio:
 Policyholders' account values   ...................................................      196,092

Variable Life Account B

Statement of Assets and Liabilities--March 31, 1997 (unaudited & continued):

Aetna Legacy Variable Portfolio:
 Policyholders' account values   .............................. $     56,152
Alger American Small Capitalization Portfolio:
 Policyholders' account values   ..............................   12,460,754
American Century VP Capital Appreciation Fund:
 Policyholders' account values   ..............................    5,558,671
Fidelity Investments Variable Insurance Products Fund:
 Equity-Income Portfolio:
 Policyholders' account values   ..............................   15,683,029
 Growth Portfolio:
 Policyholders' account values   ..............................    5,489,224
 Overseas Portfolio:
 Policyholders' account values   ..............................      577,577
Fidelity Investments Variable Insurance Products Fund II:
 Asset Manager Portfolio:
 Policyholders' account values   ..............................    1,461,329
Contrafund Portfolio:
 Policyholders' account values   ..............................    8,328,106
Janus Aspen Series:
 Aggressive Growth Portfolio:
 Policyholders' account values   ..............................    9,541,046
 Balanced Portfolio:
 Policyholders' account values   ..............................    4,320,181
 Growth Portfolio:
 Policyholders' account values   ..............................    8,278,181
 Short-Term Bond Portfolio:
 Policyholders' account values   ..............................    3,944,763
 Worldwide Growth Portfolio:
 Policyholders' account values   ..............................   13,561,854
Scudder Variable Life Investment Fund--International Portfolio:
 Policyholders' account values   ..............................   11,193,242
                                                                -------------
                                                                $244,765,030
                                                                =============

See Notes to Financial Statements

Variable Life Account B

Statements of Operations and Changes in Net Assets



                                                                    Three Months Ended   Three Months Ended
                                                                      March 31, 1997       March 31, 1996
                                                                        (Unaudited)         (Unaudited)
                                                                    -------------------- -------------------
INVESTMENT INCOME:
Income: (Notes 1, 3 and 5)
 Dividends   ......................................................    $  2,905,983         $    359,401
Expenses: (Notes 2 and 5)
 Valuation Period Deductions   ....................................        (335,872)            (216,034)
                                                                       ------------         ------------
Net investment income    ..........................................       2,570,111              143,367
                                                                       ------------         ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on sales of investments: (Notes 1, 4 and 5)
 Proceeds from sales  .............................................      15,319,304            3,428,998
 Cost of investments sold   .......................................      14,300,603            3,005,963
                                                                       ------------         ------------
  Net realized gain   .............................................       1,018,701              423,035
Net unrealized gain (loss) on investments: (Note 5)
 Beginning of period  .............................................      14,132,669            4,391,574
 End of period  ...................................................       8,916,718            9,478,418
                                                                       ------------         ------------
  Net change in unrealized gain (loss)  ...........................      (5,215,951)           5,086,844
                                                                       ------------         ------------
Net realized and unrealized gain (loss) on investments    .........      (4,197,250)           5,509,879
                                                                       ------------         ------------
Net (decrease) increase in net assets resulting from operations          (1,627,139)           5,653,246
                                                                       ------------         ------------
FROM UNIT TRANSACTIONS:
Variable life premium payments    .................................      32,286,413           21,128,211
Sales and administrative charges deducted by the Company  .........      (1,105,628)            (632,971)
Premiums allocated to the fixed account    ........................        (706,230)          (1,644,459)
                                                                       ------------         ------------
 Net premiums allocated to the variable account  ..................      30,474,555           18,850,781
Transfers to the Company for monthly deductions  ..................      (4,828,049)          (3,306,575)
Redemptions by contract holders   .................................      (2,187,917)          (1,152,122)
Transfers on account of policy loans    ...........................        (187,877)            (422,131)
Other  ............................................................         (52,426)              43,265
                                                                       ------------         ------------
 Net increase in net assets from unit transactions (Note 5)  ......      23,218,286           14,013,218
                                                                       ------------         ------------
Change in net assets  .............................................      21,591,147           19,666,464
NET ASSETS:
Beginning of period   .............................................     223,173,883          126,515,779
                                                                       ------------         ------------
End of period   ...................................................    $244,765,030         $146,182,243
                                                                       ============         ============

See Notes to Financial Statements

Variable Life Account B

Condensed Financial Information--Three Months Ended March 31, 1997 (Unaudited)



                                                 Value
                                               Per Unit               Increase
                                                                     (Decrease)
                                                                    in Value of            Reserves
                                        Beginning     End of        Accumulation           at End
                                        of Period     Period            Unit              of Period
                                        -----------   ---------   --------------------   ------------
Aetna Variable Fund:
 Aetna Vest  ........................     $34.932     $35.579             1.85%          $52,790,404
 Aetna Vest II  .....................      19.507      19.868             1.85%           15,918,571
 Aetna Vest Plus   ..................      16.389      16.692             1.85%           24,193,440
 Aetna Vest Estate Protector   ......      11.675      11.896             1.89%              343,196
 Corporate Specialty Market    ......      14.805      15.080             1.85%            4,663,688
Aetna Income Shares:
 Aetna Vest  ........................     $21.850     $21.739            (0.51%)           5,779,308
 Aetna Vest II  .....................      14.691      14.616            (0.51%)             964,510
 Aetna Vest Plus   ..................      11.764      11.704            (0.51%)           1,573,435
 Aetna Vest Estate Protector   ......      10.452      10.403            (0.47%)             110,600
 Corporate Specialty Market    ......      11.354      11.297            (0.51%)           4,737,878
Aetna Variable Encore Fund:
 Aetna Vest  ........................     $16.577     $16.743             1.00%            2,617,424
 Aetna Vest II  .....................      12.117      12.238             1.00%              162,807
 Aetna Vest Plus   ..................      11.388      11.502             1.00%            5,475,885
 Aetna Vest Estate Protector   ......      10.333      10.441             1.04%              391,865
 Corporate Specialty Market    ......      10.895      11.004             1.00%            7,098,510
Aetna Investment Advisers Fund, Inc.:
 Aetna Vest  ........................     $17.547     $17.424            (0.70%)           1,901,583
 Aetna Vest II  .....................      17.742      17.618            (0.70%)           4,157,201
 Aetna Vest Plus   ..................      14.880      14.775            (0.70%)           6,002,453
 Aetna Vest Estate Protector   ......      11.340      11.086            (2.24%) (1)           2,571
 Corporate Specialty Market    ......      12.954      12.863            (0.70%)           4,365,577
Aetna Ascent Variable Portfolio:
 Aetna Vest  ........................     $11.828     $11.771            (0.48%)             135,740
 Aetna Vest II  .....................      11.828      11.771            (0.48%)              99,315
 Aetna Vest Plus   ..................      11.828      11.771            (0.48%)             626,288
 Aetna Vest Estate Protector   ......      11.886      11.789            (0.82%) (2)           2,580
Aetna Crossroads Variable
 Portfolio:
 Aetna Vest  ........................     $11.474     $11.453            (0.18%)              28,023
 Aetna Vest II  .....................      11.544      11.453            (0.79%) (1)           1,917
 Aetna Vest Plus   ..................      11.474      11.453            (0.18%)             165,657
 Aetna Vest Estate Protector   ......      11.487      11.470            (0.14%)                 495
Aetna Legacy Variable Portfolio:
 Aetna Vest II  .....................     $11.263     $11.076            (1.66%) (2)           9,557
 Aetna Vest Plus   ..................      11.118      11.076            (0.38%)              46,595

Variable Life Account B

Condensed Financial Information--Three Months Ended March 31, 1997 (unaudited & continued)

                                                                   Increase
                                            Value Per Unit        (Decrease)
                                                                  in Value of       Reserves
                                        Beginning     End of      Accumulation       at End
                                        of Period     Period           Unit         of Period
                                        -----------   ---------   --------------   ------------
Alger American Small
 Capitalization Portfolio:
 Aetna Vest  ........................     $16.051     $14.113         (12.07%)      1,043,585
 Aetna Vest II  .....................      16.052      14.114         (12.07%)        635,959
 Aetna Vest Plus   ..................      16.043      14.106         (12.07%)      5,680,005
 Aetna Vest Estate Protector   ......       9.982       8.780         (12.04%)        253,395
 Corporate Specialty Market    ......      13.201      11.607         (12.07%)      4,847,810
American Century VP Capital
 Appreciation Fund:
 Aetna Vest  ........................     $12.534     $10.646         (15.06%)        840,154
 Aetna Vest II  .....................      12.590      10.694         (15.06%)        310,402
 Aetna Vest Plus   ..................      12.419      10.548         (15.06%)      3,515,587
 Aetna Vest Estate Protector   ......       9.511       8.082         (15.03%)          2,691
 Corporate Specialty Market    ......      11.358       9.647         (15.06%)        889,837
Fidelity Investments Variable
 Insurance Products Fund:
Equity-Income Portfolio:
 Aetna Vest  ........................     $10.871     $10.968           0.90%          87,359
 Aetna Vest II  .....................      10.871      10.968           0.90%          48,971
 Aetna Vest Plus   ..................      10.871      10.968           0.90%       2,014,106
 Aetna Vest Estate Protector   ......      10.883      10.985           0.93%         252,126
 Corporate Specialty Market    ......      12.512      12.624           0.90%      13,280,467
Growth Portfolio:
 Corporate Specialty Market    ......     $11.255     $10.952          (2.69%)      5,489,224
Overseas Portfolio:
 Corporate Specialty Market    ......     $11.241     $11.578           2.99%         577,577
Fidelity Investments Variable
 Insurance Products Fund II:
Asset Manager Portfolio:
 Corporate Specialty Market    ......     $12.022     $11.987          (0.30%)      1,461,329
Contrafund Portfolio:
 Aetna Vest  ........................     $11.525     $11.309          (1.88%)        305,794
 Aetna Vest II  .....................      11.525      11.309          (1.88%)         94,053
 Aetna Vest Plus   ..................      11.525      11.309          (1.88%)      1,620,391
 Aetna Vest Estate Protector   ......      11.538      11.326          (1.84%)        158,332
 Corporate Specialty Market    ......      12.396      12.164          (1.88%)      6,149,536
Janus Aspen Series:
Aggressive Growth Portfolio:
 Aetna Vest  ........................     $16.153     $14.143         (12.44%)        737,026
 Aetna Vest II  .....................      16.153      14.143         (12.44%)        458,338

Variable Life Account B

Condensed Financial Information--Three Months Ended March 31, 1997 (unaudited & continued):

                                                                     Increase
                                            Value Per Unit          (Decrease)
                                                                   in Value of        Reserves
                                        Beginning     End of       Accumulation        at End
                                        of Period     Period           Unit           of Period
                                        -----------   ---------   -----------------   -----------
 Aetna Vest Plus   ..................     $16.153     $14.143         (12.44%)        $3,517,794
 Aetna Vest Estate Protector   ......       9.797       8.581         (12.41%)           311,336
 Corporate Specialty Market    ......      12.120      10.611         (12.44%)         4,516,552
Balanced Portfolio:
 Aetna Vest  ........................     $13.966     $14.196           1.64%         $   97,246
 Aetna Vest II  .....................      14.075      14.306           1.64%             84,618
 Aetna Vest Plus   ..................      13.960      14.189           1.64%          2,082,733
 Aetna Vest Estate Protector   ......      11.101      11.288           1.68%             35,062
 Corporate Specialty Market    ......      12.242      12.443           1.64%          2,020,522
Growth Portfolio:
 Aetna Vest  ........................     $14.898     $14.938           0.27%         $  541,273
 Aetna Vest II  .....................      14.884      14.924           0.27%          1,002,167
 Aetna Vest Plus   ..................      14.863      14.903           0.27%          4,160,826
 Aetna Vest Estate Protector   ......      10.857      10.890           0.31%            146,512
 Corporate Specialty Market    ......      12.232      12.265           0.27%          2,427,403
Short-Term Bond Portfolio:
 Aetna Vest  ........................     $11.289     $11.397           0.95%         $    6,924
 Aetna Vest II  .....................      11.277      11.385           0.95%              1,372
 Aetna Vest Plus   ..................      11.247      11.354           0.95%            273,539
 Aetna Vest Estate Protector   ......      10.389      10.465           0.73% (1)          1,539
 Corporate Specialty Market    ......      10.468      10.568           0.95%          3,661,389
Worldwide Growth Portfolio:
 Aetna Vest  ........................     $16.364     $17.339           5.96%         $1,547,127
 Aetna Vest II  .....................      16.368      17.344           5.96%            940,957
 Aetna Vest Plus   ..................      16.348      17.322           5.96%          6,185,375
 Aetna Vest Estate Protector   ......      11.811      12.519           6.00%            310,828
 Corporate Specialty Market    ......      13.459      14.262           5.96%          4,577,567
Scudder Variable Life Investment
 Fund--International Portfolio:
 Aetna Vest  ........................     $14.543     $14.813           1.86%         $2,402,152
 Aetna Vest II  .....................      14.453      14.722           1.86%            675,216
 Aetna Vest Plus   ..................      14.373      14.640           1.86%          5,406,958
 Aetna Vest Estate Protector   ......      10.898      11.105           1.90%             99,911
 Corporate Specialty Market    ......      12.043      12.267           1.86%          2,609,005

Notes to Condensed Financial Information:

   (1)--Reflects less than a full year of performance activity. Funds were first received in this option during January 1997.

   (2)--Reflects less than a full year of performance activity. Funds were first received in this option during February 1997.

Variable Life Account B

Notes to Financial Statements--March 31, 1997 (Unaudited):


1. Summary of Significant Accounting Policies

   Variable Life Account B ("Account") is a separate account established by Aetna Life Insurance and Annuity Company and is registered under the Investment Company Act of 1940 as a unit investment trust. The Account is sold exclusively for use with variable life insurance product contracts as defined under the Internal Revenue Code of 1986, as amended.

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Account.

   a. Valuation of Investments

   Investments in the following Funds are stated at the closing net asset value per share as determined by each fund on March 31, 1997:

   Aetna Variable Fund                      Fidelity Investments Variable
   Aetna Income Shares                        Insurance Products Fund II:
   Aetna Variable Encore Fund               [bullet] Asset Manager Portfolio
   Aetna Investment Advisers Fund, Inc.     [bullet] Contrafund Portfolio
   Aetna Ascent Variable Portfolio          Janus Aspen Series:
   Aetna Crossroads Variable Portfolio      [bullet] Aggressive Growth Portfolio
   Aetna Legacy Variable Portfolio          [bullet] Balanced Portfolio
   Alger American Small Capitalization      [bullet] Growth Portfolio
     Portfolio                              [bullet] Short-Term Bond Portfolio
   American Century VP Capital              [bullet] Worldwide Growth Portfolio
     Appreciation Fund                      Scudder Variable Life Investment
   Fidelity Investments Variable              Fund--International Portfolio
     Insurance Products Fund:
   [bullet] Equity-Income Portfolio
   [bullet] Growth Portfolio
   [bullet] Overseas Portfolio

     b. Other

   Other Investment transactions are accounted for on a trade date basis and dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by specific identification.

     c. Federal Income Taxes

   The operations of the Account form a part of, and are taxed with, the total operations of Aetna Life Insurance and Annuity Company ("Company") which is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended.

2. Valuation Period Deductions

   Deductions by the Account for mortality and expense risk charges are made in accordance with the terms of the policies and are paid to the Company.

Variable Life Account B

Notes to Financial Statements--March 31, 1997 (unaudited & continued):

3. Dividend Income

   On an annual basis the Funds distribute substantially all of their taxable income and realized capital gains to their shareholders. Distributions paid to the Account are automatically reinvested in shares of the Funds. The Account's proportionate share of each Fund's undistributed net investment income (distributions in excess of net investment income) and accumulated net realized gain (loss) on investments is included in net unrealized gain
   (loss) on investments in the Statements of Operations and Changes in Net Assets.

4. Purchases and Sales of Investments

   The cost of purchases and proceeds from sales of investments other than short-term investments for the three months ended March 31, 1997 and 1996 aggregated $41,107,702 and $15,319,304 and $17,583,396 and $3,428,998,
   respectively.

Variable Life Account B

Notes to Financial Statements--March 31, 1997 (unaudited & continued):

5. Supplemental Information to Statements of Operations and Changes in Net Assets--Three-Months Ended March 31, 1997

                                                               Valuation       Proceeds      Cost of         Net
                                                                 Period          from      Investments    Realized
                                                 Dividends     Deductions       Sales          Sold      Gain (Loss)
                                                ------------ --------------- ------------- ------------- ------------
Aetna Variable Fund:
 PolicyHolder's account values  ...............   $        0  $  (138,689)     $ 2,085,493   $ 1,533,994 $ 551,499
Aetna Income Shares:
 PolicyHolders' account values  ...............            0      (19,010)         862,682       883,816   (21,134)
Aetna Variable Encore Fund:
 PolicyHolder's account values  ...............      372,968      (15,420)       5,214,143     5,282,921   (68,778)
Aetna Investment Advisers Fund, Inc.:
 PolicyHolder's account values  ...............            0      (23,413)         326,908       270,907    56,001
Aetna Ascent Variable Portfolio:
 PolicyHolder's account values  ...............            0       (1,012)         719,965       718,546     1,419
Aetna Crossroads Variable Portfolio:
 PolicyHolder's account values  ...............            0         (219)         151,692       151,595        97
Aetna Legacy Variable Portfolio:
 PolicyHolder's account values  ...............            0          (45)          31,294        31,283        11
Alger American Small Capitalization Portfolio:
 PolicyHolder's account values  ...............            0      (18,952)       1,610,023     1,464,966   145,057
American Century VP Capital Appreciation Fund:
 PolicyHolder's account values  ...............      132,455       (9,411)         628,578       573,692    54,886
Fidelity Investments Variable Insurance
 Products Fund:
Equity-Income Portfolio:
 PolicyHolder's account values  ...............    1,485,715      (20,823)          95,203        90,944     4,259
Growth Portfolio:
 PolicyHolder's account values  ...............      192,233       (7,619)         105,973       100,096     5,877
Overseas Portfolio:
 PolicyHolder's account values  ...............       46,706         (768)           6,580         5,914       666
Fidelity Investments Variable Insurance
 Products Fund II:
Asset Manager Portfolio:
 PolicyHolder's account values  ...............      175,953       (2,076)          36,869        35,726     1,143
Contrafund Portfolio:
 PolicyHolder's account values  ...............      235,708      (10,954)         181,301       150,422    30,879
Janus Aspen Series:
Aggressive Growth Portfolio:
 PolicyHolder's account values  ...............            0      (13,717)       2,488,643     2,394,608    94,035
Balanced Portfolio:
 PolicyHolder's account values  ...............            0       (5,499)         141,829       115,577    26,252
Growth Portfolio:
 PolicyHolder's account values  ...............            0      (11,143)         130,246        96,623    33,623
Short-Term Bond Portfolio:
 PolicyHolder's account values  ...............            0       (5,429)          30,221        29,518       703
Worldwide Growth Portfolio:
 PolicyHolder's account values  ...............            0      (16,324)         128,784        88,357    40,427
Scudder Variable Life Investment Fund -
International Portfolio:
 PolicyHolder's account values  ...............      264,245      (15,349)         342,877       281,098    61,779
                                                 -----------  -----------     ------------  ------------ ----------
Total Variable Life Account B   ...............   $2,905,983  $  (335,872)     $15,319,304   $14,300,603 $1,018,701
                                                 ===========  ===========     ============  ============ ==========

                                                       Net Increase
         Net Unrealized                  Net           (Decrease) In
           Gain (Loss)                Change in        Net Assets                 Net Assets
 Beginning            End            Unrealized         from Unit        Beginning          End
 of Period         of Period         Gain (Loss)       Transactions      of Period       of Period
---------------   ---------------   ----------------   --------------   --------------   -------------
 $ 7,294,643       $  8,630,619      $  1,335,976       $ 3,288,887     $ 92,871,626     $ 97,909,299
    (190,180)          (197,727)           (7,547)           33,635       13,179,787       13,165,731
     106,394            (61,052)         (167,446)        6,532,982        9,092,185       15,746,491
   1,383,931          1,240,445          (143,486)          748,742       15,791,541       16,429,385
      15,645              9,902            (5,743)          323,881          545,378          863,923
        (191)              (954)             (763)           73,285          123,692          196,092
          20               (427)             (447)           42,670           13,963           56,152
     172,057         (1,638,799)       (1,810,856)        1,059,422       13,086,083       12,460,754
    (146,911)        (1,335,151)       (1,188,240)           86,456        6,482,525        5,558,671
   1,096,283           (315,504)       (1,411,787)        2,315,452       13,310,213       15,683,029
     294,867            (48,591)         (343,458)          589,662        5,052,529        5,489,224
      37,941              8,232           (29,709)           28,355          532,327          577,577
     134,978            (44,794)         (179,772)           55,895        1,410,186        1,461,329
     730,883            298,019          (432,864)        1,593,647        6,911,690        8,328,106
     249,074         (1,129,012)       (1,378,086)        1,175,887        9,662,927        9,541,046
     243,163            272,745            29,582           695,501        3,574,345        4,320,181
     566,478            531,502           (34,976)        1,116,030        7,174,647        8,278,181
      26,773             72,114            45,341            76,300        3,827,848        3,944,763
     872,277          1,474,423           602,146         3,020,469        9,915,136       13,561,854
   1,244,544          1,150,728           (93,816)          361,128       10,615,255       11,193,242
 -----------       ------------      ------------       ------------    -------------    -------------
 $14,132,669       $  8,916,718      $ (5,215,951)      $23,218,286     $223,173,883     $244,765,030
 ===========       ============      ============       ============    =============    =============

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                   FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

                   Index to Consolidated Financial Statements

                                                                                             Page
Consolidated Statements of Income for the three months ended March 31, 1997 and 1996         F-2
  (unaudited)   .
Consolidated Balance Sheets as of March 31, 1997 (unaudited) and December 31, 1996  ......   F-3
Consolidated Statements of Changes in Shareholder's Equity for the three months ended
   March 31, 1997 and 1996 (unaudited)    ................................................   F-4
Consolidated Statements of Cash Flows for the three months ended March 31, 1997 and 1996
   (unaudited)    ........................................................................   F-5
Condensed Notes to Consolidated Financial Statements as of March 31, 1997 (unaudited)  ...   F-7

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                        Consolidated Statements of Income
                                   (millions)

                                                          (unaudited)
                                                        3 Months Ended
                                                           March 31,
                                                       ------------------
                                                         1997      1996
                                                       --------   -------
Revenue:
 Premiums                                                $ 52.3   $ 34.0
 Charges assessed against policyholders                   109.7     92.0
 Net investment income                                    267.8    257.6
 Net realized capital gains                                 5.0     14.9
 Other income                                               9.7     12.2
                                                        -------   -------
  Total revenue                                           444.5    410.7
Benefits and expenses:
 Current and future benefits                              272.0    236.9
 Operating expenses                                        78.2     87.2
 Amortization of deferred policy acquisition costs         19.9     17.5
                                                        -------   -------
  Total benefits and expenses                             370.1    341.6
Income before income taxes                                 74.4     69.1
Income taxes                                               24.0     20.6
                                                        -------   -------
Net income                                               $ 50.4   $ 48.5
                                                        =======   =======

See Condensed Notes to Consolidated Financial Statements.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                           Consolidated Balance Sheets
                          (millions, except share data)


                                                                    (unaudited)
                                                                     March 31,      December 31,
Assets                                                                 1997            1996
------                                                              ------------   -------------
Investments:
 Debt securities, available for sale, at fair value
  (amortized cost: $12,378.5 and $12,539.1)                           $12,428.6      $12,905.5
 Equity securities, available for sale:
  Non-redeemable preferred stock (cost: $141.3 and $107.6)                152.1          119.0
  Investment in affiliated mutual funds (cost: $64.2 and $77.3)            67.9           81.1
  Common stock (cost: $0.0 and $0.0)                                        0.1            0.3
  Short-term investments                                                   45.5           34.8
  Mortgage loans                                                           12.9           13.0
  Policy loans                                                            408.4          399.3
                                                                     ----------      ----------
   Total investments                                                   13,115.5       13,553.0
 Cash and cash equivalents                                                758.9          459.1
 Accrued investment income                                                185.3          159.0
 Premiums due and other receivables                                        32.6           26.6
 Deferred policy acquisition costs                                      1,560.1        1,515.3
 Reinsurance loan to affiliate                                            593.7          628.3
 Other assets                                                              32.6           33.7
 Separate Accounts assets                                              16,460.1       15,318.3
                                                                     ----------      ----------
   Total assets                                                       $32,738.8      $31,693.3
                                                                     ==========      ==========
Liabilities and Shareholder's Equity
------------------------------------
Liabilities:
 Future policy benefits                                               $ 3,613.3      $ 3,617.0
 Unpaid claims and claim expenses                                          37.4           28.9
 Policyholders' funds left with the Company                            10,529.2       10,663.7
                                                                     ----------      ----------
   Total insurance reserve liabilities                                 14,179.9       14,309.6
 Other liabilities                                                        392.8          354.7
 Income taxes:
  Current                                                                  29.1           20.7
  Deferred                                                                 62.1           80.5
 Separate Accounts liabilities                                         16,460.1       15,318.3
                                                                     ----------      ----------
   Total liabilities                                                   31,124.0       30,083.8
                                                                     ----------      ----------
Shareholder's equity:
 Common stock, par value $50 (100,000 shares authorized; 55,000
  shares issued and outstanding)                                            2.8            2.8
 Paid-in capital                                                          418.0          418.0
 Net unrealized capital gains                                              13.6           60.5
 Retained earnings                                                      1,180.4        1,128.2
                                                                     ----------      ----------
   Total shareholder's equity                                           1,614.8        1,609.5
                                                                     ----------      ----------
   Total liabilities and shareholder's equity                         $32,738.8      $31,693.3
                                                                     ==========      ==========

See Condensed Notes to Consolidated Financial Statements.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

           Consolidated Statements of Changes in Shareholder's Equity
                                   (millions)

                                                     (unaudited)
                                              3 Months Ended March 31,
                                            -----------------------------
                                               1997            1996
                                            -------------   -------------
Shareholder's equity, beginning of year      $ 1,609.5       $ 1,583.0
Net change in unrealized capital gains           (46.9)          (75.9)
Net income                                        50.4            48.5
Other changes                                      1.8               -
                                             ---------       ---------
Shareholder's equity, end of period          $ 1,614.8       $ 1,555.6
                                             =========       =========

See Condensed Notes to Consolidated Financial Statements.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                      Consolidated Statements of Cash Flows
                                   (millions)

                                                                       (unaudited)
                                                                3 Months Ended March 31,
                                                               ---------------------------
                                                                  1997           1996
                                                               ------------   ------------
Cash Flows from Operating Activities:
 Net income                                                    $    50.4      $    48.5
 Adjustments to reconcile net income to net cash
  provided by (used for) operating activities:
 Increase in accrued investment income                             (26.3)         (10.9)
 (Increase) decrease in premiums due and other receivables          (3.2)           0.5
 Increase in policy loans                                           (9.1)          (6.0)
 Increase in deferred policy acquisition costs                     (44.8)         (34.3)
 Decrease in reinsurance loan to affiliate                          34.6            9.5
 Net increase in universal life account balances                    63.6           53.0
 Decrease in other insurance reserve liabilities                   (22.0)         (52.4)
 Net decrease in other liabilities and other assets                 (4.9)         (85.3)
 Increase in income taxes                                           18.4           11.8
 Net accretion of discount on investments                          (16.9)         (16.9)
 Net realized capital gains                                         (5.0)         (14.9)
                                                               ----------     ----------
  Net cash provided by (used for) operating activities              34.8          (97.4)
                                                               ----------     ----------
Cash Flows from Investing Activities:
 Proceeds from sales of:
  Debt securities available for sale                             1,380.4        1,634.8
  Equity securities                                                 14.8           48.7
  Mortgage loans                                                     0.1             --
 Investment maturities and collections of:
  Debt securities available for sale                               227.4          255.4
  Short-term investments                                            10.4           10.0
 Cost of investment purchases in:
  Debt securities available for sale                            (1,376.5)      (1,918.0)
  Equity securities                                                (33.8)         (26.1)
  Short-term investments                                           (21.1)         (19.5)
                                                               ----------     ----------
  Net cash provided by (used for) investing activities             201.7          (14.7)
                                                               ----------     ----------

See Condensed Notes to Consolidated Financial Statements.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                Consolidated Statements of Cash Flows (Continued)

                                   (millions)

                                                                     (unaudited)
                                                              3 Months Ended March 31,
                                                             ---------------------------
                                                               1997           1996
                                                             ------------   ------------
Cash Flows from Financing Activities:
 Deposits and interest credited for investment contracts          390.2          429.9
 Withdrawals of investment contracts                             (326.9)        (332.0)
                                                              ---------      ---------
  Net cash provided by financing activities                        63.3           97.9
                                                              ---------      ---------
Net increase (decrease) in cash and cash equivalents              299.8          (14.2)
Cash and cash equivalents, beginning of period                    459.1          568.8
                                                              ---------      ---------
Cash and cash equivalents, end of period                      $   758.9      $   554.6
                                                              =========      =========
Supplemental cash flow information:
 Income taxes paid, net                                       $     9.4      $    12.0
                                                              =========      =========

See Condensed Notes to Consolidated Financial Statements.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
              Condensed Notes to Consolidated Financial Statements
                                   (unaudited)

1. Basis of Presentation

The consolidated financial statements include Aetna Life Insurance and Annuity Company and its wholly owned subsidiaries, Aetna Insurance Company of America and Aetna Private Capital, Inc. (collectively, the "Company"). Aetna Life Insurance and Annuity Company is a wholly owned subsidiary of Aetna Retirement Holdings, Inc. ("HOLDCO"). HOLDCO is a wholly owned subsidiary of Aetna Retirement Services, Inc., whose ultimate parent is Aetna Inc. ("Aetna").

These consolidated financial statements have been prepared in accordance with generally accepted accounting principles and are unaudited. Certain reclassifications have been made to 1996 financial information to conform to the 1997 presentation. These interim statements necessarily rely heavily on estimates, including assumptions as to annualized tax rates. In the opinion of management, all adjustments necessary for a fair statement of results for the interim periods have been made. All such adjustments are of a normal, recurring nature. The accompanying condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and related notes as presented in the Company's 1996 Annual Report on Form 10-K. Certain financial information that is normally included in annual financial statements prepared in accordance with generally accepted accounting principles, but that is not required for interim reporting purposes, has been condensed or omitted.

2. Future Application of Accounting Standards

Financial Accounting Standard ("FAS") No. 125, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, was issued in June 1996 and provides accounting and reporting standards for transfers of financial assets and extinguishments of liabilities.

FAS No. 125 is effective for 1997 financial statements; however, certain provisions relating to accounting for repurchase agreements and securities lending are not effective until January 1, 1998. Provisions effective in 1997 did not have a material effect on the Company's financial position or results of operations. The Company does not expect adoption of this statement for provisions effective in 1998 to have a material effect on its financial position or results of operations.

3. Financial Instruments

The Company engages in hedging activities to manage interest rate and price risks. Such hedging activities have principally consisted of using off-balance sheet instruments such as futures and forward contracts and interest rate swap agreements. There were no such contracts or agreements open as of March 31, 1997.

4. Severance and Facilities Charges

In the second quarter of 1996, the Company was allocated severance and facilities reserves from Aetna to reflect actions taken or to be taken to reduce the level of corporate expenses and other costs previously absorbed by Aetna's property-casualty operations.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
        Condensed Notes to Consolidated Financial Statements (Continued)
                                   (unaudited)

4. Severance and Facilities Charges (Continued)

In the third quarter of 1996, the Company established severance and facilities reserves in the Financial Services and Individual Life Insurance segments to reflect actions taken or to be taken in order to make its businesses more competitive.

Activity for the three months ended March 31, 1997 within the severance and facilities reserves (pretax, in millions) and positions eliminated related to such actions were as follows:

                                        Reserve      Positions
                                        ----------   ----------
 Balance at December 31, 1996  ......   $  47.9          524
 Actions taken (1) ..................     (10.9)         (88)
                                        --------       -----
  Balance at March 31, 1997 .........   $  37.0          436
                                        ========       =====

(1) Includes $6.3 million of the Company's severance-related actions and $3.9 million of corporate allocation-related actions.

The Company's severance actions are expected to be substantially completed by March 31, 1998. The corporate allocation actions and vacating of certain leased office space are expected to be substantially completed in 1997.

5. Related Party Transactions

Effective December 31, 1988, the Company entered into a reinsurance agreement with Aetna Life Insurance Company ("Aetna Life") in which substantially all of the non-participating individual life and annuity business written by Aetna Life prior to 1981 was assumed by the Company. Effective January 1, 1997, this agreement has been amended to transition (based on underlying investment rollover in Aetna Life) from a modified coinsurance to a coinsurance arrangement. As a result of this change, reserves will be ceded to the Company from Aetna Life as investment rollover occurs and the loan previously established will be reduced.

6. Litigation

The Company is involved in numerous lawsuits arising, for the most part, in the ordinary course of its business operations. While the ultimate outcome of litigation against the Company cannot be determined at this time, after consideration of the defenses available to the Company and any related reserves established, it is not expected to result in liability for amounts material to the financial condition of the Company, although it may adversely affect results of operations in future periods.

FORM No. X76004-97